SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)
SEGMENT REPORTING
Number of operating segments	6	6	5
Total revenue	¥ 29,995,029	$ 4,596,938	¥ 32,358,687	¥ 25,115,977
Cost of revenue	29,756,889	4,560,443	30,721,360	23,929,959
Gross profit	238,140	36,495	1,637,327	1,186,018
Net loss	(2,051,224)	(314,367)	(219,068)	(508,391)
Express delivery
SEGMENT REPORTING
Cost of revenue	19,470,937	2,984,052	20,793,370	16,921,826
Freight delivery
SEGMENT REPORTING
Cost of revenue	5,063,236	775,975	4,934,937	3,946,032
Supply chain management
SEGMENT REPORTING
Cost of revenue	1,846,901	283,050	2,052,006	1,970,109
Global
SEGMENT REPORTING
Cost of revenue	875,733	134,212	371,404	167,053
UCargo
SEGMENT REPORTING
Cost of revenue	2,473,857	379,135	2,517,642	877,172
Capital
SEGMENT REPORTING
Cost of revenue	26,225	4,019	52,001	47,767
Operating segment
SEGMENT REPORTING
Total revenue	29,995,029	4,596,938	32,358,687	25,115,977
Cost of revenue	29,756,889	4,560,443	30,721,360	23,929,959
Gross profit	238,140	36,495	1,637,327	1,186,018
Net loss	(1,683,068)	(257,945)	172,702	(107,246)
Operating segment | Express delivery
SEGMENT REPORTING
Total revenue	19,434,485	2,978,465	21,853,951	17,751,830
Cost of revenue	19,487,863	2,986,646	20,824,800	16,959,276
Gross profit	(53,378)	(8,181)	1,029,151	792,554
Net loss	(755,305)	(115,756)	461,490	377,684
Operating segment | Freight delivery
SEGMENT REPORTING
Total revenue	5,163,882	791,400	5,233,542	4,115,606
Cost of revenue	5,070,567	777,098	4,944,124	3,963,172
Gross profit	93,315	14,302	289,418	152,434
Net loss	(199,826)	(30,625)	18,684	(13,536)
Operating segment | Supply chain management
SEGMENT REPORTING
Total revenue	1,912,323	293,076	2,198,536	2,101,304
Cost of revenue	1,846,901	283,050	2,059,202	2,000,470
Gross profit	65,422	10,026	139,334	100,834
Net loss	(175,072)	(26,831)	(122,312)	(44,348)
Operating segment | Global
SEGMENT REPORTING
Total revenue	777,657	119,181	336,874	162,968
Cost of revenue	875,734	134,212	371,404	167,963
Gross profit	(98,077)	(15,031)	(34,530)	(4,995)
Net loss	(251,511)	(38,546)	(167,600)	(74,812)
Operating segment | UCargo
SEGMENT REPORTING
Total revenue	2,871,850	440,130	3,233,887	2,414,169
Cost of revenue	2,825,775	433,069	3,175,187	2,387,839
Gross profit	46,075	7,061	58,700	26,330
Net loss	(116,782)	(17,898)	(22,056)	(12,292)
Operating segment | Capital
SEGMENT REPORTING
Total revenue	211,021	32,340	205,203	168,299
Cost of revenue	26,225	4,019	52,001	48,015
Gross profit	184,796	28,321	153,202	120,284
Net loss	93,981	14,403	125,966	110,064
Inter-segment
SEGMENT REPORTING
Total revenue	(376,189)	(57,654)	(703,306)	(1,598,199)
Cost of revenue	(376,176)	(57,651)	(705,358)	(1,596,776)
Gross profit	(13)	(3)	2,052	(1,423)
Unallocated
SEGMENT REPORTING
Net loss	¥ (278,553)	$ (42,692)	¥ (121,470)	¥ (450,006)